UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811- 790

Fidelity Trend Fund
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices) (Zip code)

Eric D. Roiter, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	December 31

Date of reporting period:	June 30, 2004

Item 1. Reports to Stockholders

Fidelity®

Trend

Fund

Semiannual Report

June 30, 2004

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Proxy Voting Results	<Click Here>

For a free copy of the fund's proxy voting guidelines visit www.fidelity.com/goto/proxyguidelines, call 1-800-544-8544, or visit the Securities and Exchange Commission (SEC)'s web site at www.sec.gov.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(Recycle graphic)   This report is printed on recycled paper using soy-based inks.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.

Neither the fund nor Fidelity Distributors Corporation is a bank.

For more information on any Fidelity fund, including charges and expenses, call 1-800-544-6666 for a free prospectus. Read it carefully before you invest or send money.

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Many of you have read or heard news stories recently that were critical of mutual funds and made allegations that the mutual fund industry has been less than forthright. I find these reports unsettling and not necessarily an accurate picture of the overall industry, and I would like you to know where we at Fidelity stand.

With specific regard to allegations that certain mutual fund companies were violating the Securities and Exchange Commission's forward pricing rules or were involved in so-called "market timing" activities, I want to say two things:

First, Fidelity does not have agreements that permit customers who buy fund shares after 4 p.m. to obtain the 4 p.m. price. This is not to say that someone could not deceive the company through fraudulent acts. But I underscore that we have no so-called "agreements" which would permit this illegal practice.

Second, Fidelity has been on record for years opposing predatory short-term trading which adversely affects other shareholders in a mutual fund. In fact, in the 1980s, we began charging a fee - which is returned to the fund and, therefore, to investors - to discourage this activity. What's more, several years ago we took the industry lead in developing a Fair Value Pricing Policy to prevent market timing on foreign securities in our funds. It is reasonable to assume that another structure can be developed that would alter the system to make it much more difficult for predatory traders to operate. This, however, will only be achieved through close cooperation among regulators, legislators and the industry.

Certainly no industry is perfect, and there have been instances of unethical and illegal activity from time to time within the mutual fund industry. When this occurs, confessed or convicted offenders should be dealt with appropriately. Clearly, every system can be improved. We applaud well thought out improvements by regulators, legislators and industry representatives that achieve the common goal of building and protecting the value of investors' holdings. But we remain concerned about the risk of over-regulation and the quick application of simplistic solutions to intricate problems.

For more than 57 years, Fidelity Investments has worked very hard to improve its products and service to justify your trust. When our family founded this company in 1946, we had only a few hundred customers. Many of them were family and friends. Today, we serve more than 18 million customers including individual investors and participants in retirement plans across America.

Let me close by saying that we do not take your trust in us for granted, and we realize that we must always work to improve all aspects of our service to you. In turn, we urge you to continue your active participation with your financial matters, so that your interests can be well served.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Investment Changes

Top Ten Stocks as of June 30, 2004
	% of fund's net assets	% of fund's net assets 6 months ago
General Electric Co.	3.3	3.1
Microsoft Corp.	3.2	3.7
Pfizer, Inc.	2.8	2.9
Exxon Mobil Corp.	2.3	1.8
Citigroup, Inc.	2.3	2.5
American International Group, Inc.	2.1	2.0
Wal-Mart Stores, Inc.	2.1	2.0
Bank of America Corp.	1.8	1.0
Intel Corp.	1.7	2.1
Johnson & Johnson	1.7	1.5
	23.3
Top Five Market Sectors as of June 30, 2004
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	18.3	18.8
Financials	17.8	18.1
Health Care	14.1	13.1
Industrials	12.3	11.4
Consumer Discretionary	10.5	11.4
Asset Allocation (% of fund's net assets)
As of June 30, 2004*		As of December 31, 2003**
	Stocks 97.6%		Stocks 97.9%
	Convertible Securities 0.5%		Convertible Securities 0.4%
	Short-Term Investments and Net Other Assets 1.9%		Short-Term Investments and Net Other Assets 1.7%
* Foreign investments	3.0%	** Foreign investments	2.5%

Semiannual Report

Investments June 30, 2004 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.6%
	Shares	Value (Note 1) (000s)
CONSUMER DISCRETIONARY - 10.4%
Automobiles - 0.5%
Ford Motor Co.	54,700	$ 856
General Motors Corp.	31,200	1,454
Harley-Davidson, Inc.	16,500	1,022
Toyota Motor Corp.	22,400	914
Toyota Motor Corp. ADR	950	78
		4,324
Hotels, Restaurants & Leisure - 1.4%
Carnival Corp. unit	32,000	1,504
GTECH Holdings Corp.	1,700	79
Hilton Hotels Corp.	27,100	506
International Game Technology	21,700	838
Kerzner International Ltd. (a)	35,100	1,669
Mandalay Resort Group	8,900	611
McDonald's Corp.	125,400	3,260
Royal Caribbean Cruises Ltd.	20,200	877
Starwood Hotels & Resorts Worldwide, Inc. unit	46,300	2,077
Yum! Brands, Inc.	11,900	443
		11,864
Household Durables - 0.1%
D.R. Horton, Inc.	13,800	392
Toll Brothers, Inc. (a)	10,500	444
		836
Internet & Catalog Retail - 0.4%
eBay, Inc. (a)	36,300	3,338
Leisure Equipment & Products - 0.2%
Brunswick Corp.	23,600	963
Eastman Kodak Co.	17,100	461
		1,424
Media - 4.5%
Clear Channel Communications, Inc.	27,212	1,005
Comcast Corp.:
Class A (a)	68,914	1,932
Class A (special) (a)	27,600	762
EchoStar Communications Corp. Class A (a)	18,300	563
Emmis Communications Corp. Class A (a)	28,900	606
Fox Entertainment Group, Inc. Class A (a)	47,700	1,274
Gannett Co., Inc.	20,900	1,773
JC Decaux SA (a)	39,749	853
Common Stocks - continued
	Shares	Value (Note 1) (000s)
CONSUMER DISCRETIONARY - continued
Media - continued
Lamar Advertising Co. Class A (a)	42,700	$ 1,851
McGraw-Hill Companies, Inc.	17,100	1,309
News Corp. Ltd. sponsored ADR	70,032	2,303
NTL, Inc. (a)	44,654	2,573
Omnicom Group, Inc.	5,200	395
Playboy Enterprises, Inc. Class B (non-vtg.) (a)	252,800	2,935
The DIRECTV Group, Inc. (a)	78,600	1,344
Time Warner, Inc. (a)	354,450	6,231
Univision Communications, Inc. Class A (a)	83,800	2,676
Viacom, Inc.:
Class A	21,350	776
Class B (non-vtg.)	88,950	3,177
Walt Disney Co.	160,700	4,096
		38,434
Multiline Retail - 1.0%
Federated Department Stores, Inc.	27,500	1,350
JCPenney Co., Inc.	50,300	1,899
Kohl's Corp. (a)	9,800	414
Nordstrom, Inc.	47,900	2,041
Target Corp.	74,200	3,151
		8,855
Specialty Retail - 1.7%
Abercrombie & Fitch Co. Class A	24,200	938
American Eagle Outfitters, Inc. (a)	34,200	989
Best Buy Co., Inc.	25,600	1,299
Gap, Inc.	52,000	1,261
Home Depot, Inc.	171,700	6,044
Lowe's Companies, Inc.	30,900	1,624
Office Depot, Inc. (a)	51,700	926
Staples, Inc.	34,800	1,020
Toys 'R' Us, Inc. (a)	18,500	295
		14,396
Textiles Apparel & Luxury Goods - 0.6%
Coach, Inc. (a)	23,100	1,044
Jones Apparel Group, Inc.	7,900	312
Common Stocks - continued
	Shares	Value (Note 1) (000s)
CONSUMER DISCRETIONARY - continued
Textiles Apparel & Luxury Goods - continued
NIKE, Inc. Class B	37,600	$ 2,848
Polo Ralph Lauren Corp. Class A	43,100	1,485
		5,689
TOTAL CONSUMER DISCRETIONARY		89,160
CONSUMER STAPLES - 10.4%
Beverages - 2.4%
Anheuser-Busch Companies, Inc.	48,200	2,603
PepsiCo, Inc.	137,170	7,391
The Coca-Cola Co.	204,900	10,343
		20,337
Food & Staples Retailing - 3.3%
Albertsons, Inc.	36,900	979
Costco Wholesale Corp.	26,900	1,105
CVS Corp.	85,900	3,610
Kroger Co. (a)	38,500	701
Safeway, Inc. (a)	75,700	1,918
Sysco Corp.	38,700	1,388
Wal-Mart Stores, Inc.	337,900	17,828
Walgreen Co.	11,300	409
		27,938
Food Products - 0.9%
Archer-Daniels-Midland Co.	26,900	451
Dean Foods Co. (a)	24,450	912
H.J. Heinz Co.	35,100	1,376
Hershey Foods Corp.	20,600	953
Kellogg Co.	37,800	1,582
Smithfield Foods, Inc. (a)	18,100	532
The J.M. Smucker Co.	20,700	950
Wm. Wrigley Jr. Co.	21,600	1,362
		8,118
Household Products - 2.0%
Colgate-Palmolive Co.	39,200	2,291
Kimberly-Clark Corp.	36,500	2,405
Procter & Gamble Co.	228,600	12,445
		17,141
Common Stocks - continued
	Shares	Value (Note 1) (000s)
CONSUMER STAPLES - continued
Personal Products - 0.9%
Avon Products, Inc.	32,800	$ 1,513
Estee Lauder Companies, Inc. Class A	22,800	1,112
Gillette Co.	125,900	5,338
		7,963
Tobacco - 0.9%
Altria Group, Inc.	160,800	8,048
TOTAL CONSUMER STAPLES		89,545
ENERGY - 6.5%
Energy Equipment & Services - 1.7%
Baker Hughes, Inc.	25,000	941
BJ Services Co. (a)	33,500	1,536
ENSCO International, Inc.	64,800	1,886
GlobalSantaFe Corp.	21,600	572
Halliburton Co.	55,500	1,679
Nabors Industries Ltd. (a)	11,500	520
National-Oilwell, Inc. (a)	39,100	1,231
Noble Corp. (a)	25,800	978
Pride International, Inc. (a)	22,000	376
Rowan Companies, Inc. (a)	11,800	287
Schlumberger Ltd. (NY Shares)	39,700	2,521
Transocean, Inc. (a)	46,500	1,346
Weatherford International Ltd. (a)	16,200	729
		14,602
Oil & Gas - 4.8%
Anadarko Petroleum Corp.	15,200	891
Burlington Resources, Inc.	53,800	1,946
ChevronTexaco Corp.	93,419	8,792
ConocoPhillips	76,968	5,872
Exxon Mobil Corp.	454,730	20,195
Kinder Morgan, Inc.	10,200	605
Occidental Petroleum Corp.	39,200	1,898
Ultra Petroleum Corp. (a)	12,700	474
Williams Companies, Inc.	43,800	521
		41,194
TOTAL ENERGY		55,796
Common Stocks - continued
	Shares	Value (Note 1) (000s)
FINANCIALS - 17.8%
Capital Markets - 3.1%
Bank of New York Co., Inc.	40,600	$ 1,197
Charles Schwab Corp.	38,900	374
Goldman Sachs Group, Inc.	20,600	1,940
J.P. Morgan Chase & Co.	172,080	6,672
Lehman Brothers Holdings, Inc.	34,600	2,604
Merrill Lynch & Co., Inc.	104,000	5,614
Morgan Stanley	107,800	5,689
Northern Trust Corp.	26,600	1,125
State Street Corp.	26,800	1,314
		26,529
Commercial Banks - 4.5%
Bank of America Corp.	181,311	15,343
Bank One Corp.	106,900	5,452
Fifth Third Bancorp	21,300	1,146
SunTrust Banks, Inc.	6,700	435
U.S. Bancorp, Delaware	90,100	2,483
Wachovia Corp.	121,123	5,390
Wells Fargo & Co.	144,400	8,264
		38,513
Consumer Finance - 1.4%
American Express Co.	122,800	6,309
Capital One Financial Corp.	31,900	2,181
First Marblehead Corp.	23,900	962
MBNA Corp.	61,400	1,584
SLM Corp.	28,200	1,141
		12,177
Diversified Financial Services - 2.4%
CIT Group, Inc.	36,100	1,382
Citigroup, Inc.	417,977	19,436
		20,818
Insurance - 4.5%
ACE Ltd.	63,500	2,685
AFLAC, Inc.	74,800	3,053
Allstate Corp.	60,100	2,798
AMBAC Financial Group, Inc.	12,000	881
American International Group, Inc.	252,237	17,979
Hartford Financial Services Group, Inc.	59,000	4,056
Marsh & McLennan Companies, Inc.	20,100	912
MBIA, Inc.	8,000	457
Common Stocks - continued
	Shares	Value (Note 1) (000s)
FINANCIALS - continued
Insurance - continued
MetLife, Inc.	76,600	$ 2,746
Prudential Financial, Inc.	36,700	1,705
The Chubb Corp.	8,800	600
XL Capital Ltd. Class A	12,200	921
		38,793
Real Estate - 0.3%
CenterPoint Properties Trust (SBI)	8,200	629
Pan Pacific Retail Properties, Inc.	9,600	485
Simon Property Group, Inc.	8,800	452
Spirit Financial Corp. (c)	40,000	400
		1,966
Thrifts & Mortgage Finance - 1.6%
Countrywide Financial Corp.	20,441	1,436
Fannie Mae	91,400	6,522
Freddie Mac	28,200	1,785
Golden West Financial Corp., Delaware	13,100	1,393
MGIC Investment Corp.	13,000	986
Sovereign Bancorp, Inc.	16,600	367
The PMI Group, Inc.	10,500	457
Washington Mutual, Inc.	20,100	777
		13,723
TOTAL FINANCIALS		152,519
HEALTH CARE - 14.1%
Biotechnology - 1.6%
Alnylam Pharmaceuticals, Inc.	77,800	588
Amgen, Inc. (a)	64,400	3,514
Biogen Idec, Inc. (a)	42,400	2,682
CSL Ltd.	59,500	927
Genentech, Inc. (a)	34,300	1,928
Genzyme Corp. - General Division (a)	4,200	199
ImClone Systems, Inc. (a)	5,900	506
Millennium Pharmaceuticals, Inc. (a)	73,200	1,010
OSI Pharmaceuticals, Inc. (a)	10,000	704
Pharmion Corp.	28,000	1,370
Protein Design Labs, Inc. (a)	4,200	80
Seattle Genetics, Inc. (a)	60,700	427
		13,935
Common Stocks - continued
	Shares	Value (Note 1) (000s)
HEALTH CARE - continued
Health Care Equipment & Supplies - 3.0%
Alcon, Inc.	10,700	$ 842
Bausch & Lomb, Inc.	9,300	605
Baxter International, Inc.	52,300	1,805
Becton, Dickinson & Co.	20,700	1,072
Biomet, Inc.	22,000	978
Boston Scientific Corp. (a)	76,000	3,253
C.R. Bard, Inc.	17,000	963
Cooper Companies, Inc.	15,700	992
Dade Behring Holdings, Inc. (a)	9,700	461
Fisher Scientific International, Inc. (a)	46,300	2,674
Guidant Corp.	14,600	816
Medtronic, Inc.	114,600	5,583
ResMed, Inc. (a)	9,600	489
St. Jude Medical, Inc. (a)	29,700	2,247
Stryker Corp.	25,200	1,386
Synthes, Inc.	8,320	951
Wright Medical Group, Inc. (a)	12,700	452
Zimmer Holdings, Inc. (a)	5,300	467
		26,036
Health Care Providers & Services - 1.6%
Aetna, Inc.	5,200	442
Cardinal Health, Inc.	27,250	1,909
Caremark Rx, Inc. (a)	37,800	1,245
Cerner Corp. (a)	11,600	517
CIGNA Corp.	7,200	495
Health Management Associates, Inc. Class A	21,600	484
Lincare Holdings, Inc. (a)	19,300	634
McKesson Corp.	34,800	1,195
PacifiCare Health Systems, Inc. (a)	22,800	881
UnitedHealth Group, Inc.	70,600	4,395
WebMD Corp. (a)	150,800	1,405
Wellcare Group, Inc.	500	10
		13,612
Pharmaceuticals - 7.9%
Abbott Laboratories	103,100	4,202
Allergan, Inc.	5,300	474
Bristol-Myers Squibb Co.	101,100	2,477
Elan Corp. PLC sponsored ADR (a)	32,000	792
Eli Lilly & Co.	91,700	6,411
Common Stocks - continued
	Shares	Value (Note 1) (000s)
HEALTH CARE - continued
Pharmaceuticals - continued
Forest Laboratories, Inc. (a)	6,100	$ 345
Johnson & Johnson	256,400	14,281
Merck & Co., Inc.	164,900	7,833
Pfizer, Inc.	694,995	23,824
Schering-Plough Corp.	124,400	2,299
Sepracor, Inc. (a)	26,000	1,375
Watson Pharmaceuticals, Inc. (a)	1,000	27
Wyeth	88,700	3,207
		67,547
TOTAL HEALTH CARE		121,130
INDUSTRIALS - 12.1%
Aerospace & Defense - 3.0%
DRS Technologies, Inc. (a)	1,700	54
EADS NV	48,259	1,347
Embraer - Empresa Brasileira de Aeronautica SA sponsored ADR	26,600	760
General Dynamics Corp.	19,600	1,946
Goodrich Corp.	30,300	980
Honeywell International, Inc.	205,300	7,520
Lockheed Martin Corp.	18,700	974
Northrop Grumman Corp.	47,042	2,526
Precision Castparts Corp.	43,400	2,374
Raytheon Co.	26,400	944
Rockwell Collins, Inc.	29,200	973
The Boeing Co.	71,400	3,648
United Technologies Corp.	20,100	1,839
		25,885
Air Freight & Logistics - 1.2%
CNF, Inc.	12,500	520
FedEx Corp.	22,600	1,846
United Parcel Service, Inc. Class B	102,500	7,705
		10,071
Airlines - 0.1%
AMR Corp. (a)	2,300	28
JetBlue Airways Corp. (a)	15,166	446
		474
Common Stocks - continued
	Shares	Value (Note 1) (000s)
INDUSTRIALS - continued
Building Products - 0.3%
American Standard Companies, Inc. (a)	67,500	$ 2,721
Commercial Services & Supplies - 0.8%
Career Education Corp. (a)	18,010	821
Cendant Corp.	49,800	1,219
Central Parking Corp.	46,300	865
Monster Worldwide, Inc. (a)	17,800	458
Robert Half International, Inc.	39,400	1,173
Strayer Education, Inc.	7,000	781
Waste Management, Inc.	63,900	1,959
		7,276
Construction & Engineering - 0.2%
Dycom Industries, Inc. (a)	50,900	1,425
Fluor Corp.	10,000	477
		1,902
Electrical Equipment - 0.1%
Emerson Electric Co.	14,400	915
Industrial Conglomerates - 4.8%
3M Co.	51,100	4,600
General Electric Co.	868,400	28,131
Tyco International Ltd.	254,700	8,441
		41,172
Machinery - 1.4%
Astec Industries, Inc. (a)	43,000	810
Caterpillar, Inc.	16,600	1,319
Cummins, Inc.	12,700	794
Danaher Corp.	18,400	954
Dover Corp.	33,500	1,410
Ingersoll-Rand Co. Ltd. Class A	26,100	1,783
ITT Industries, Inc.	31,300	2,598
Timken Co.	74,200	1,966
		11,634
Road & Rail - 0.2%
Overnite Corp.	1,300	38
Union Pacific Corp.	24,000	1,427
		1,465
TOTAL INDUSTRIALS		103,515
Common Stocks - continued
	Shares	Value (Note 1) (000s)
INFORMATION TECHNOLOGY - 18.1%
Communications Equipment - 3.8%
Adtran, Inc.	12,600	$ 420
Alvarion Ltd. (a)	32,900	437
Andrew Corp. (a)	56,100	1,123
Avaya, Inc. (a)	31,800	502
Brocade Communications Systems, Inc. (a)	161,600	966
CIENA Corp. (a)	25,800	96
Cisco Systems, Inc. (a)	538,300	12,758
Comverse Technology, Inc. (a)	71,700	1,430
Corning, Inc. (a)	52,700	688
Harris Corp.	21,800	1,106
Juniper Networks, Inc. (a)	28,500	700
Lucent Technologies, Inc. (a)	297,800	1,126
Motorola, Inc.	177,400	3,238
Powerwave Technologies, Inc. (a)	51,000	393
QUALCOMM, Inc.	70,900	5,174
Redback Networks, Inc. (a)	46,000	295
Scientific-Atlanta, Inc.	37,700	1,301
Sonus Networks, Inc. (a)	30,400	145
Telefonaktiebolaget LM Ericsson ADR (a)	27,700	829
		32,727
Computers & Peripherals - 3.3%
Apple Computer, Inc. (a)	15,300	498
Dell, Inc. (a)	211,300	7,569
Diebold, Inc.	24,900	1,316
EMC Corp. (a)	183,500	2,092
Hewlett-Packard Co.	189,300	3,994
International Business Machines Corp.	118,800	10,472
Lexmark International, Inc. Class A (a)	13,800	1,332
Sun Microsystems, Inc. (a)	214,700	932
		28,205
Electronic Equipment & Instruments - 0.5%
Amphenol Corp. Class A (a)	85,200	2,839
Solectron Corp. (a)	36,300	235
Thermo Electron Corp. (a)	14,600	449
Vishay Intertechnology, Inc. (a)	21,000	390
Waters Corp. (a)	9,300	444
		4,357
Internet Software & Services - 0.8%
Blue Coat Systems, Inc. (a)	27,300	914
Common Stocks - continued
	Shares	Value (Note 1) (000s)
INFORMATION TECHNOLOGY - continued
Internet Software & Services - continued
Websense, Inc. (a)	13,500	$ 503
Yahoo!, Inc. (a)	155,600	5,653
		7,070
IT Services - 1.6%
Affiliated Computer Services, Inc. Class A (a)	26,600	1,408
Anteon International Corp. (a)	4,300	140
Automatic Data Processing, Inc.	9,400	394
BearingPoint, Inc. (a)	68,600	608
Ceridian Corp. (a)	41,500	934
Cognizant Technology Solutions Corp. Class A (a)	77,000	1,957
Computer Sciences Corp. (a)	21,400	994
First Data Corp.	75,805	3,375
ManTech International Corp. Class A (a)	19,600	368
National Processing, Inc. (a)	33,500	963
Paychex, Inc.	24,300	823
SRA International, Inc. Class A (a)	45,800	1,938
The BISYS Group, Inc. (a)	5,800	82
		13,984
Office Electronics - 0.0%
Xerox Corp. (a)	25,800	374
Semiconductors & Semiconductor Equipment - 3.6%
Advanced Micro Devices, Inc. (a)	28,000	445
Altera Corp. (a)	32,000	711
Analog Devices, Inc.	36,900	1,737
Applied Materials, Inc. (a)	126,300	2,478
Broadcom Corp. Class A (a)	10,200	477
FormFactor, Inc.	22,300	501
Intel Corp.	529,700	14,620
KLA-Tencor Corp. (a)	8,400	415
Lam Research Corp. (a)	18,700	501
Linear Technology Corp.	11,000	434
Marvell Technology Group Ltd. (a)	19,800	529
Maxim Integrated Products, Inc.	12,800	671
Micron Technology, Inc. (a)	29,600	453
National Semiconductor Corp. (a)	14,600	321
PMC-Sierra, Inc. (a)	39,500	567
Silicon Laboratories, Inc. (a)	8,600	399
Teradyne, Inc. (a)	73,100	1,659
Common Stocks - continued
	Shares	Value (Note 1) (000s)
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
Texas Instruments, Inc.	119,300	$ 2,885
Xilinx, Inc.	22,300	743
		30,546
Software - 4.5%
Autodesk, Inc.	20,100	860
BEA Systems, Inc. (a)	15,700	129
Computer Associates International, Inc.	25,200	707
Mercury Interactive Corp. (a)	8,700	434
Microsoft Corp.	958,200	27,366
Oracle Corp. (a)	459,000	5,476
Red Hat, Inc. (a)	9,900	227
Salesforce.com, Inc.	500	8
Secure Computing Corp. (a)	37,100	432
Siebel Systems, Inc. (a)	50,300	537
Symantec Corp. (a)	25,800	1,130
VERITAS Software Corp. (a)	37,000	1,025
		38,331
TOTAL INFORMATION TECHNOLOGY		155,594
MATERIALS - 3.0%
Chemicals - 1.5%
Dow Chemical Co.	94,600	3,850
E.I. du Pont de Nemours & Co.	40,400	1,795
Lyondell Chemical Co.	81,200	1,412
Olin Corp.	34,500	608
PPG Industries, Inc.	36,600	2,287
Praxair, Inc.	65,400	2,610
		12,562
Containers & Packaging - 0.4%
Packaging Corp. of America	45,800	1,095
Sealed Air Corp. (a)	8,300	442
Smurfit-Stone Container Corp. (a)	75,800	1,512
		3,049
Metals & Mining - 0.9%
Alcan, Inc.	2,200	91
Alcoa, Inc.	59,800	1,975
Freeport-McMoRan Copper & Gold, Inc. Class B	28,000	928
Inco Ltd. (a)	30,100	1,038
Common Stocks - continued
	Shares	Value (Note 1) (000s)
MATERIALS - continued
Metals & Mining - continued
Newmont Mining Corp.	43,300	$ 1,678
Nucor Corp.	7,600	583
Peabody Energy Corp.	25,400	1,422
United States Steel Corp.	12,500	439
		8,154
Paper & Forest Products - 0.2%
International Paper Co.	48,500	2,168
TOTAL MATERIALS		25,933
TELECOMMUNICATION SERVICES - 4.3%
Diversified Telecommunication Services - 3.2%
ALLTEL Corp.	16,000	810
BellSouth Corp.	164,100	4,303
Citizens Communications Co. (a)	67,300	814
Nippon Telegraph & Telephone Corp.	87	467
Qwest Communications International, Inc. (a)	294,000	1,055
SBC Communications, Inc.	358,800	8,701
Sprint Corp. - FON Group	127,200	2,239
Verizon Communications, Inc.	239,600	8,671
		27,060
Wireless Telecommunication Services - 1.1%
AT&T Wireless Services, Inc. (a)	208,300	2,983
Crown Castle International Corp. (a)	44,200	652
Nextel Communications, Inc. Class A (a)	102,600	2,735
Nextel Partners, Inc. Class A (a)	90,000	1,433
SpectraSite, Inc. (a)	26,600	1,150
Vodafone Group PLC sponsored ADR	17,000	376
		9,329
TOTAL TELECOMMUNICATION SERVICES		36,389
UTILITIES - 0.9%
Electric Utilities - 0.5%
Entergy Corp.	23,900	1,339
PG&E Corp. (a)	85,700	2,394
TXU Corp.	23,100	936
		4,669
Common Stocks - continued
	Shares	Value (Note 1) (000s)
UTILITIES - continued
Multi-Utilities & Unregulated Power - 0.4%
AES Corp. (a)	53,100	$ 527
Constellation Energy Group, Inc.	13,300	504
Dominion Resources, Inc.	25,900	1,634
NRG Energy, Inc. (a)	17,800	441
		3,106
TOTAL UTILITIES		7,775
TOTAL COMMON STOCKS (Cost $764,199)		837,356
Preferred Stocks - 0.2%

Convertible Preferred Stocks - 0.2%
INDUSTRIALS - 0.2%
Aerospace & Defense - 0.2%
Northrop Grumman Corp. 7.25%	14,800	1,574
Nonconvertible Preferred Stocks - 0.0%
HEALTH CARE - 0.0%
Biotechnology - 0.0%
Geneprot, Inc. Series A (d)	62,000	217
TOTAL PREFERRED STOCKS (Cost $1,844)		1,791
Corporate Bonds - 0.3%
	Principal Amount (000s)
Convertible Bonds - 0.3%
CONSUMER DISCRETIONARY - 0.1%
Media - 0.1%
EchoStar Communications Corp. 5.75% 5/15/08 (c)	$ 1,000	1,018
Corporate Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Convertible Bonds - continued
INFORMATION TECHNOLOGY - 0.2%
Communications Equipment - 0.2%
Corning, Inc. 0% 11/8/15	$ 800	$ 626
Lucent Technologies, Inc. 8% 8/1/31 (c)	500	558
		1,184
Software - 0.0%
Red Hat, Inc. 0.5% 1/15/24 (c)	243	274
TOTAL INFORMATION TECHNOLOGY		1,458
TOTAL CONVERTIBLE BONDS		2,476
Nonconvertible Bonds - 0.0%
CONSUMER DISCRETIONARY - 0.0%
Media - 0.0%
PEI Holdings, Inc. 11% 3/15/10	10	12
TOTAL CORPORATE BONDS (Cost $2,275)		2,488
Money Market Funds - 2.1%
	Shares
Fidelity Cash Central Fund, 1.16% (b)	17,402,738	17,403
Fidelity Securities Lending Cash Central Fund, 1.18% (b)	806,500	807
TOTAL MONEY MARKET FUNDS (Cost $18,210)		18,210
TOTAL INVESTMENT PORTFOLIO - 100.2% (Cost $786,528)		859,845
NET OTHER ASSETS - (0.2)%		(1,790)
NET ASSETS - 100%		$ 858,055
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.

(c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $2,250,000 or 0.3% of net assets.

(d) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $217,000 or 0.0% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Geneprot, Inc. Series A	7/7/00	$ 341
Other Information
Purchases and sales of securities, other than short-term securities, aggregated $283,248,000 and $320,515,000, respectively.
The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $37,000 for the period.
Income Tax Information
At December 31, 2003, the fund had a capital loss carryforward of approximately $207,623,000 of which $117,416,000 and $90,207,000 will expire on December 31, 2009 and 2010, respectively.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amount)	June 30, 2004 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $820) (cost $786,528) - See accompanying schedule		$ 859,845
Cash		6
Receivable for investments sold		6,105
Receivable for fund shares sold		79
Dividends receivable		770
Interest receivable		41
Prepaid expenses		2
Other affiliated receivables		6
Other receivables		52
Total assets		866,906

Liabilities
Payable for investments purchased	$ 6,692
Payable for fund shares redeemed	705
Accrued management fee	407
Other affiliated payables	182
Other payables and accrued expenses	58
Collateral on securities loaned, at value	807
Total liabilities		8,851

Net Assets		$ 858,055
Net Assets consist of:
Paid in capital		$ 961,645
Undistributed net investment income		2,531
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(179,438)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		73,317
Net Assets, for 16,935 shares outstanding		$ 858,055
Net Asset Value, offering price and redemption price per share ($858,055 ÷ 16,935 shares)		$ 50.67

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands	Six months ended June 30, 2004 (Unaudited)

Investment Income
Dividends		$ 5,933
Interest		135
Security lending		14
Total income		6,082

Expenses
Management fee Basic fee	$ 2,484
Performance adjustment	99
Transfer agent fees	794
Accounting and security lending fees	142
Non-interested trustees' compensation	2
Appreciation in deferred trustee compensation account	3
Custodian fees and expenses	14
Registration fees	15
Audit	25
Legal	6
Miscellaneous	41
Total expenses before reductions	3,625
Expense reductions	(106)	3,519
Net investment income (loss)		2,563
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	38,181
Foreign currency transactions	8
Total net realized gain (loss)		38,189
Change in net unrealized appreciation (depreciation) on investment securities		(11,311)
Net gain (loss)		26,878
Net increase (decrease) in net assets resulting from operations		$ 29,441

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

Amounts in thousands	Six months ended June 30, 2004 (Unaudited)	Year ended December 31, 2003
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 2,563	$ 6,134
Net realized gain (loss)	38,189	49,567
Change in net unrealized appreciation (depreciation)	(11,311)	136,849
Net increase (decrease) in net assets resulting from operations	29,441	192,550
Distributions to shareholders from net investment income	(175)	(5,991)
Share transactions Net proceeds from sales of shares	14,042	34,854
Reinvestment of distributions	152	5,189
Cost of shares redeemed	(52,398)	(88,716)
Net increase (decrease) in net assets resulting from share transactions	(38,204)	(48,673)
Total increase (decrease) in net assets	(8,938)	137,886

Net Assets
Beginning of period	866,993	729,107
End of period (including undistributed net investment income of $2,531 and undistributed net investment income of $143, respectively)	$ 858,055	$ 866,993
Other Information Shares
Sold	280	808
Issued in reinvestment of distributions	3	107
Redeemed	(1,048)	(2,085)
Net increase (decrease)	(765)	(1,170)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended June 30, 2004	Years ended December 31,
	(Unaudited)	2003	2002	2001	2000	1999
Selected Per-Share Data
Net asset value, beginning of period	$ 48.98	$ 38.64	$ 49.04	$ 56.42	$ 71.72	$ 55.66
Income from Investment Operations
Net investment income (loss)D	.15	.34	.15	.19	.22	.18
Net realized and unrealized gain (loss)	1.55	10.34	(10.39)	(7.14)	(4.98)	22.23
Total from investment operations	1.70	10.68	(10.24)	(6.95)	(4.76)	22.41
Distributions from net investment income	(.01)	(.34)	(.16)	(.23)	(.22)	(.18)
Distributions in excess of net investment income	-	-	-	-	(.47)	(.02)
Distributions from net realized gain	-	-	-	(.20)	(9.85)	(6.15)
Total distributions	(.01)	(.34)	(.16)	(.43)	(10.54)	(6.35)
Net asset value, end of period	$ 50.67	$ 48.98	$ 38.64	$ 49.04	$ 56.42	$ 71.72
Total ReturnB,C	3.47%	27.65%	(20.89)%	(12.37)%	(7.16)%	40.73%
Ratios to Average Net AssetsE
Expenses before expense reductions	.84%A	.82%	1.05%	.78%	.58%	.58%
Expenses net of voluntary waivers, if any	.84%A	.82%	1.05%	.78%	.58%	.58%
Expenses net of all reductions	.82%A	.79%	1.01%	.74%	.52%	.51%
Net investment income (loss)	.59%A	.79%	.34%	.37%	.33%	.28%
Supplemental Data
Net assets, end of period (in millions)	$ 858	$ 867	$ 729	$ 1,005	$ 1,242	$ 1,533
Portfolio turnover rate	67%A	80%	79%	102%	267%	309%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Expense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended June 30, 2004 (Unaudited)

(Amounts in thousands except ratios)

1. Significant Accounting Policies.

Fidelity Trend Fund (the fund) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust and is authorized to issue an unlimited number of shares. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share (NAV calculation) is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Equity securities, including restricted securities, for which market quotations are available are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) on the primary market or exchange on which they trade. Debt securities, including restricted securities, for which quotations are readily available are valued at their most recent bid prices (sales prices if the principal market is an exchange) in the principal market in which such securities are normally traded, as determined by recognized dealers in such securities, or securities are valued on the basis of information provided by a pricing service. Pricing services use valuation matrices that incorporate both dealer-supplied valuations and valuation models. If prices are not readily available or do not accurately reflect fair value for a security, or if a security's value has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded, that security may be valued by another method that the Board of Trustees believes accurately reflects fair value. A security's valuation may differ depending on the method used for determining value. Price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading may be reviewed in the course of making a good faith determination of a security's fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost. Investments in open-end investment companies are valued at their net asset value each business day.

Foreign Currency. The fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

1. Significant Accounting Policies - continued

Foreign Currency - continued

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund estimates the components of distributions received that may be considered nontaxable distributions or capital gain distributions for income tax purposes. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), non-interested Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, their annual compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of the fund or are invested in a cross-section of other Fidelity funds, and are marked-to-market. Deferred amounts remain in the fund until distributed in accordance with the Plan.

Income Tax Information and Distributions to Shareholders. Each year, the fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Foreign taxes are provided for based on each fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Semiannual Report

1. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to futures transactions, foreign currency transactions, market discount, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 111,791	|
Unrealized depreciation	(48,420)
Net unrealized appreciation (depreciation)	$ 63,371
Cost for federal income tax purposes	$ 796,474

2. Operating Policies.

Repurchase Agreements. Fidelity Management & Research Company (FMR) has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts. These accounts are then invested in repurchase agreements that are collateralized by U.S. Treasury or Government obligations. The fund may also invest directly with institutions, in repurchase agreements that are collateralized by commercial paper obligations and corporate obligations. Collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. Collateral is marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest).

Restricted Securities. The fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the fund's Schedule of Investments.

3. Purchases and Sales of Investments.

Information regarding purchases and sales of securities is included under the caption "Other Information" at the end of the fund's Schedule of Investments.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the fund's average net assets and a group fee rate that averaged .28% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ±.20% of the fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the fund's relative investment performance as compared to an appropriate benchmark index. For the period, the total annualized management fee rate, including the performance adjustment, was .60% of the fund's average net assets.

Transfer Agent Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, is the fund's transfer, dividend disbursing and shareholder servicing agent. FSC receives account fees and asset-based fees that vary according to account size and type of account. FSC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annualized rate of .18% of average net assets.

Accounting and Security Lending Fees. FSC maintains the fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Central Funds. The fund may invest in affiliated Central Funds managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The Central Funds are open-end investment companies available only to investment companies and other accounts managed by FMR and its affiliates. The Central Funds seek preservation of capital and current income and do not pay a management fee. Income distributions earned by the fund are recorded as income in the accompanying financial statements and totaled $68 for the period.

Brokerage Commissions. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms are shown under the caption "Other Information" at the end of the fund's Schedule of Investments.

Semiannual Report

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating fund has agreed to pay commitment fees on its pro rata portion of the line of credit. During the period, there were no borrowings on this line of credit.

6. Security Lending.

The fund lends portfolio securities from time to time in order to earn additional income. The fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Cash collateral is invested in cash equivalents. The value of loaned securities and cash collateral at period end are disclosed on the fund's Statement of Assets and Liabilities.

7. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the fund provided services to the fund in addition to trade execution. These services included payments of certain expenses on behalf of the fund totaling $105 for the period. In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the fund's expenses. During the period, these credits reduced the fund's expenses by $1.

Semiannual Report

Proxy Voting Results

A special meeting of the fund's shareholders was held on April 14, 2004. The results of votes taken among shareholders on proposals before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1
To amend the Declaration of Trust to allow the Board of Trustees, if permitted by applicable law, to authorize fund mergers without shareholder approval.*
	# of Votes	% of Votes
Affirmative	393,627,462.17	72.674
Against	97,616,872.31	18.023
Abstain	28,187,594.03	5.204
Broker Non-Votes	22,198,913.13	4.099
TOTAL	541,630,841.64	100.000
PROPOSAL 2
To elect a Board of Trustees.*
	# of Votes	% of Votes
J. Michael Cook
Affirmative	506,564,089.36	93.526
Withheld	35,066,752.28	6.474
TOTAL	541,630,841.64	100.000
Ralph F. Cox
Affirmative	506,182,111.10	93.455
Withheld	35,448,730.54	6.545
TOTAL	541,630,841.64	100.000
Laura B. Cronin
Affirmative	506,016,360.69	93.425
Withheld	35,614,480.95	6.575
TOTAL	541,630,841.64	100.000
Robert M. Gates
Affirmative	506,759,839.03	93.562
Withheld	34,871,002.61	6.438
TOTAL	541,630,841.64	100.000
	# of Votes	% of Votes
George H. Heilmeier
Affirmative	505,993,242.12	93.420
Withheld	35,637,599.52	6.580
TOTAL	541,630,841.64	100.000
Abigail P. Johnson
Affirmative	504,432,738.08	93.132
Withheld	37,198,103.56	6.868
TOTAL	541,630,841.64	100.000
Edward C. Johnson 3d
Affirmative	505,520,748.59	93.333
Withheld	36,110,093.05	6.667
TOTAL	541,630,841.64	100.000
Donald J. Kirk
Affirmative	506,131,899.03	93.446
Withheld	35,498,942.61	6.554
TOTAL	541,630,841.64	100.000
Marie L. Knowles
Affirmative	506,480,241.46	93.510
Withheld	35,150,600.18	6.490
TOTAL	541,630,841.64	100.000
Ned C. Lautenbach
Affirmative	506,837,473.22	93.576
Withheld	34,793,368.42	6.424
TOTAL	541,630,841.64	100.000
Marvin L. Mann
Affirmative	506,152,407.06	93.450
Withheld	35,478,434.58	6.550
TOTAL	541,630,841.64	100.000
William O. McCoy
Affirmative	506,463,828.41	93.507
Withheld	35,167,013.23	6.493
TOTAL	541,630,841.64	100.000
	# of Votes	% of Votes
Robert L. Reynolds
Affirmative	506,194,886.12	93.458
Withheld	35,435,955.52	6.542
TOTAL	541,630,841.64	100.000
William S. Stavropoulos
Affirmative	506,861,086.60	93.581
Withheld	34,769,755.04	6.419
TOTAL	541,630,841.64	100.000
* Denotes trust-wide proposals and voting results.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Far East) Inc.

Fidelity Investments Japan Limited

Fidelity International Investment
Advisors

Fidelity International Investment
Advisors (U.K.) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Shareholder
Servicing Agent

Fidelity Service Company, Inc.

Boston, MA

Custodian

JPMorgan Chase Bank

New York, NY

Fidelity's Growth Funds

Aggressive Growth Fund

Blue Chip Growth Fund

Blue Chip Value Fund

Capital Appreciation Fund

Contrafund®

Disciplined Equity Fund

Discovery Fund

Dividend Growth Fund

Export and Multinational Fund

Fidelity Fifty ®

Fidelity Value Discovery Fund

Focused Stock Fund

Growth Company Fund

Independence Fund

Large Cap Stock Fund

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Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

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(9 a.m. - 9 p.m. Eastern time)

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Telephone (FAST ®) (automated graphic)    1-800-544-5555

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Corporate Headquarters
82 Devonshire St., Boston, MA 02109
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TRE-USAN-0804
1.787792.101

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 9. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Trend Fund's Board of Trustees.

Item 10. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Trend Fund's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 11. Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Trend Fund

By:	/s/Christine Reynolds
Christine Reynolds
President and Treasurer

Date:	August 10, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Christine Reynolds
Christine Reynolds
President and Treasurer

Date:	August 10, 2004
By:	/s/Timothy F. Hayes
Timothy F. Hayes
Chief Financial Officer

Date:	August 10, 2004